Selected Quarterly Financial Data (Selected Quarterly Financial Data) (Details) (USD $) In Millions, except Per Share data	3 Months Ended									12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Selected Quarterly Financial Data
Revenue	$ 26,763.5	$ 26,071.4	$ 25,371.8	$ 24,437.5	$ 24,459.6	[1]	$ 24,342.8	$ 24,919.7	$ 24,780.7	$ 102,644.2	$ 98,502.8	$ 95,991.5
Gross margin	1,043.4	1,162.2	994.2	962.2	904.1	[1]	1,010.1	957.7	908.8	4,162.0	3,780.7	3,747.5
Distribution, selling, general and administrative expenses	670.2	669.5	606.7	581.5	585.8	[1]	625.9	602.6	583.3	2,527.9	2,397.5	2,320.0
Earnings from continuing operations	207.3	249.5	215.0	294.4	193.8	[1]	224.8	230.2	(61.8)	966.2	587.0	758.2
Earnings/(loss) from discontinued operations	(4.6)	(3.5)	0.4	0.4	29.7	[1]	(2.4)	4.3	23.6	(7.2)	55.2	393.4
Net earnings	202.7	246.0	215.4	294.8	223.5	[1]	222.4	234.5	(38.2)	959.0	642.2	1,151.6
Basic	$ 0.59	$ 0.72	$ 0.62	$ 0.84	$ 0.54	[1]	$ 0.63	$ 0.64	$ (0.17)	$ 2.75	$ 1.79	$ 3.22
Diluted	$ 0.58	$ 0.71	$ 0.61	$ 0.84	$ 0.54	[1]	$ 0.62	$ 0.64	$ (0.17)	$ 2.72	$ 1.77	$ 3.18
Fourth quarter 2010 income tax expense out of period items total					14.7
Fourth quarter 2010 income tax expenses out of period items pertaining to first three quarters of 2010					5.1
Fourth quarter 2010 income tax expenses out of period items pertaining to fiscal 2009					$ 9.6

[1]	During the fourth quarter of fiscal 2010, we recorded an out-of-period increase in income tax expense of $14.7 million related to our state provision-to-return reconciliation (of which $5.1 million pertained to the first three quarters of fiscal 2010 and $9.6 million pertained to fiscal 2009). The amounts were not material individually or in the aggregate to current or prior periods.